UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  28-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $2,268,426 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC
2    28-11926                      Pershing Square Holdings GP, LLC
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING IN   COM              053015103   165724  4676193 SH       SOLE                  4676193        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    91510  2582109 SH       SHARED  1                   0  2582109        0
BORDERS GROUP INC              COM              099709107    38708 10518447 SH       SOLE                 10518447        0        0
BORDERS GROUP INC              COM              099709107      293    79533 SH       SHARED  1                   0    79533        0
E M C CORP MASS                COM              268648102   494896 37778309 SH       SOLE                 37778309        0        0
E M C CORP MASS                COM              268648102   273796 20900471 SH       SHARED  1                   0 20900471        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2750   158856 SH       SOLE                   158856        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     1578    91144 SH       SHARED  1                   0    91144        0
MCDONALDS CORP                 COM              580135101    88833  1545195 SH       SOLE                  1545195        0        0
MCDONALDS CORP                 COM              580135101    49143   854805 SH       SHARED  1                   0   854805        0
TARGET CORP                    COM              87612E106    50620  1282500 SH  CALL SOLE                  1282500        0        0
TARGET CORP                    COM              87612E106    28825   730300 SH  CALL SHARED  1                   0   730300        0
TARGET CORP                    COM              87612E106   640593 16229874 SH       SOLE                 16229874        0        0
TARGET CORP                    COM              87612E106   341157  8643455 SH       SHARED  2                   0  8643455        0